Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Intangible assets, net
8.	Intangible assets, net

Intangible assets primarily consist of accounting software, which is amortized based on straight-line method over use life of 5 to 10 years.

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	USD	USD
Software	$347,484	$457,640
Total cost	$347,484	$457,640
Less: Accumulated amortization	(316,937)	(368,165)
Intangible assets, net	$30,547	$89,475

Amortization expense was $ 17,212, $39,601 and $40,498 for the years ended December 31, 2022, 2021 and 2020, respectively.